PREPAID EXPENSES, OTHER CURRENT ASSETS AND ACCRUED EXPENSES (Tables) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Prepaid expenses and other current assets

As of March 31, 2021, and December 31, 2020, prepaid expenses, other current assets and accrued expenses, consisted of the following:

	March 31,	December 31,
	2021	2020
Prepaid expenses and other current assets
Deferred offering costs(1)	$5,418,630	$3,071,282
Predecessor seller receivable(2)	1,690,534	1,690,534
Prepaid general and administrative expenses	613,546	553,461
Prepaid network platform fees	485,309	727,963
Prepaid warranty and network services	266,454	87,138
Prepaid site license	145,045	106,250
Prepaid cost of sales	56,415	52,312
Maintenance supplies	53,710	12,012
Other current assets	527,468	333,351
Total	$9,257,111	$6,634,303

(1)The deferred offering costs that were incurred during the year are related to direct costs of the business combinations that is anticipated to be consummated in 2021 (see note 1). These costs will be offset against the proceeds to be received once the transaction is finalized.

(2)The predecessor seller receivable represents amounts due from the prior owners of the Company for non-income tax related assessments.

	December 31, 2020	December 31, 2019
Deferred offering costs	$3,071,282	$—
Predecessor seller receivable	1,690,534	—
Prepaid network platform fees	727,963	545,239
Prepaid general and administrative expenses	553,461	551,641
Prepaid site license	106,250	100,975
Prepaid warranty and network services	87,138	348,111
Maintenance supplies	12,012	181,495
Prepaid taxes	—	228,953
Other current assets	333,351	—
Prepaid cost of sales	52,312	158,555
Total	$6,634,303	$2,114,969

Summary of accrued expenses

	March 31,	December 31,
	2021	2020
Accrued expenses
General and administrative	$3,614,842	$2,289,547
Property and equipment	3,061,078	707,542
Taxes payable	2,376,984	2,500,222
Accrued cost of sales	1,328,816	1,377,796
Employee compensation	1,032,417	2,473,878
Professional services	775,440	1,012,646
Host payments	458,632	440,891
Office rent	113,104	110,352
Consulting	97,198	32,139
Total	$12,858,511	$10,945,013

	December 31, 2020	December 31, 2019
Employee compensation	$2,473,878	$2,325,487
Taxes payable	2,500,222	2,196,593
General and administrative	2,289,547	295,981
Cost of sales	1,377,796	532,034
Financial services	1,012,646	64,513
Property and equipment	707,542	998,115
Host payments	440,891	465,578
Office rent	110,352	—
Consulting	32,139	36,869
Total	$10,945,013	$6,915,170